Indirect Cash Flow (Detail) - USD ($) $ in Thousands		3 Months Ended		6 Months Ended		12 Months Ended
		Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2020	Jun. 30, 2019	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Supplemental Cash Flow Elements [Abstract]
Consolidated net income		$ 601,976	$ 178,770	$ 711,072	$ 574,864	$ 2,461,419	$ 1,517,855	$ 1,343,180
Adjustments to reconcile consolidated net income to net cash provided by operating activities:
Provision for changes in expected cash flows from financial royalty assets		47,278	72,210	135,290	22,177	(1,019,321)	(57,334)	400,665
Amortization of intangible assets		5,733	5,733	11,466	12,332	23,924	33,267	33,267
Amortization of loan issuance and discount on long-term debt				4,340	5,964	12,790	13,127	12,910
Realized gain on available for sale debt securities							(419,481)	(412,152)
Unrealized loss on derivative contracts				(32,798)	(65,254)	39,138	(11,923)	(16,999)
Unrealized (gain)/loss on equity securities		(193,895)	36,800	(40,729)	(16,944)	(155,749)	13,939
Equity in (earnings)/loss of non-consolidated affiliates		$ (29,292)	$ 8,144	(20,218)	13,673	32,517	7,023	(163,779)
Distributions from non-consolidated affiliates				31,840	14,059	14,059	39,402
Loss on extinguishment of debt				5,405	0
Gain on sale of royalty asset								(52,753)
Share based compensation				3,740	0
Other				(3,398)	(289)	(2,122)	(7,771)	583
(Increase)/decrease in operating assets:
Financial royalty assets				937,021	799,161	(1,648,837)	(1,524,816)	(1,539,417)
Cash collected on financial royalty assets				1,003,504	895,150	1,934,092	2,052,592	1,749,010
Available for sale debt securities				0	150,000	(150,000)	(150,000)	150,000
Accrued royalty receivable				(1,218)	600	2,471	(27,372)	66,739
Other receivables				0	(150,000)	150,000	150,000	(150,000)
Other royalty income receivable				(2,094)	(5,670)	7,390	(11,099)	(1,219)
Other current assets				12,634	(4,171)	4,607	(442)	(2,239)
Other assets				(45,635)	26,352	(45,635)
Increase/(decrease) in operating liabilities:
Accounts payable and accrued expenses				13,862	(769)	6,496	1,350	517
Derivative financial instruments				(34,952)	0
Net cash provided by operating activities				960,108	769,777	$ 1,667,239	$ 1,618,317	$ 1,418,313
Supplemental schedule of non-cash investing / financing activities:
Contribution of investment in Legacy Investors Partnerships	[1]			303,679	0
Settlement of Epizyme forward purchase contract	[2]			5,700	0
Accrued purchase obligation-Tazverik	[3]			220,000	0
Repayments of long-term debt by contributions from non-controlling interest	[4]			1,103,774	0
Accrued purchase obligation				1,610	0
Accrued capitalized offering costs	[5]			$ 8,897	$ 0

[1]	See Note 9
[2]	See Note 4
[3]	See Note 17
[4]	Related to the pro rata portion of RPIFT's outstanding debt repaid by the Legacy Investors Partnerships
[5]	Related to capitalized offering costs incurred in connection with our IPO that have not been paid